Segment Information (Tables)	3 Months Ended
Mar. 31, 2015
Segment Information [Abstract]
Schedule Of Geographic Information

	Three months ended March 31,
	2015	2014
Revenue:
United States	$2,116	$2,199
Canada	676	592
Other countries	101	99
Total revenue	$2,893	$2,890